Events After the Balance Sheet Date - Parent	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Events After the Balance Sheet Date
44. EVENTS AFTER THE BALANCE SHEET DATE
There have been no significant events between 31 December 2021 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements.

Santander UK Group Holdings plc
Disclosure of non-adjusting events after reporting period [line items]
Events After the Balance Sheet Date	EVENTS AFTER THE BALANCE SHEET DATESee Note 44